Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Net Income from Non-Current Assets and Groups Available for Sale Not Admissible as Discontinued Operations [Abstract]
Schedule of Net Income from Assets Received of Payment and Sale of Non-Currents Assets
The detail of net income from assets received in lieu of payment and sale of non-currents assets is as follows:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Net income from assets received in lieu of payment
Income from assets received in lieu of payment	3,993	8,452	4,874
Other income from assets received in lieu of payment	-	-	-
Provision on assets received in lieu of payment	(95)	858	(743)
Expenses for maintenance of assets received in lieu of payment	(4,972)	(1,437)	(2,017)
Subtotal	(1,074)	7,873	2,114
Sale of non-current assets
Net income from sale of fixed assets	5,123	5,281	6,404
Subtotal	5,123	5,281	6,404

TOTAL	4,049	13,154	8,518